Description of Organization and Business Operations (Details) - Part 1 - USD ($)															8 Months Ended		9 Months Ended	12 Months Ended
	Jun. 07, 2024	Mar. 07, 2024	Feb. 07, 2024	Jan. 07, 2024	Dec. 07, 2023	Nov. 07, 2023	Oct. 07, 2023	Sep. 06, 2023	Aug. 10, 2023	Mar. 28, 2023	Mar. 06, 2023	Mar. 06, 2023	Sep. 07, 2021	Sep. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Aug. 17, 2023	May 02, 2023	Mar. 31, 2023
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Entity incorporation date																	Apr. 20, 2021	Apr. 20, 2021
Gross proceeds																$ 240,000,000
Shares Issued, price per share (in Dollars per share)																	$ 0.004		$ 1
Investments maximum maturity term.																	185 days
Percentage of aggregate fair market value of assets.																	80.00%
Ownership interest to be acquired on post-transaction company.																	50.00%
Share price (in Dollars per share)															$ 10.05		$ 10.05	$ 10.05
Percentage of shares voted																	65.00%
Tangible asset.																	$ 5,000,001
Business combination days										May 07, 2023								May 07, 2023
Deposited amount															$ 80,000			$ 80,000		$ 80,000
Expenses incurred									$ 300,000
Avila payment, description																	1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Advancing amount																	$ 420,000		$ 480,000
Deposits								$ 20,000
Common stock redeemed (in Shares)								1,847,662			21,151,393
Total redemption payment								$ 19,208,848			$ 215,621,387	$ 215,621,387
Common Stock [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Shares Issued, price per share (in Dollars per share)								$ 0.02
Minimum [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Percentage of public shares																	20.00%
Maximum [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Percentage of public shares																	100.00%
Warrant [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Derivate warrant liabilities													$ 668,000	$ 668,000
Price of warrant (in Dollars per share)																	$ 1
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Private placement warrant issued (in Shares)																	8,700,000				8,700,000
Price of warrant (in Dollars per share)															$ 11.5			$ 11.5			$ 1
Proceeds from issuance of warrants														$ 8,700,000			$ 8,700,000	$ 8,700,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Number of units issued (in Shares)														24,000,000			24,000,000
Gross proceeds																	$ 241,200,000
Shares Issued, price per share (in Dollars per share)																	$ 10.05
Share price (in Dollars per share)													$ 10.05	$ 10.05
Initial Public Offering [Member] | Forward Share Purchase Agreement [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Common stock purchased (in Shares)																	2,376,000
shares of common stock (in Shares)																	2,500,000
Initial Public Offering [Member] | Warrant [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Derivate warrant liabilities													$ 668,000	$ 668,000
Private Placement [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Private placement warrant issued (in Shares)																	7,500,000				7,500,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Price of warrant (in Dollars per share)																	$ 1
Proceeds from issuance of warrants																	$ 8,700,000
Public Stockholders [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Share price (in Dollars per share)																	$ 10.05
Trust Account Assets [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Share price (in Dollars per share)																	10.05
Public Share [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Share price (in Dollars per share)																	10.05
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Gross proceeds															$ 240,000,000			$ 240,000,000
Private placement warrant issued (in Shares)													1	1	20,700,000			20,700,000
Price of warrant (in Dollars per share)													$ 11.5	$ 11.5
Common stock, par value (in Dollars per share)															$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares in extension (in Shares)																	21,151,393
Percentage of shares issued and outstanding																	88.10%
Trust account																	$ 28,744,831
Common shares, outstanding (in Shares)																	2,848,607
Common shares, issued (in Shares)																	2,848,607
Common stock redeemed (in Shares)												21,151,393
Class A Common Stock [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Price of warrant (in Dollars per share)																	$ 11.5
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Number of units issued (in Shares)													24,000,000
Gross proceeds													$ 240,000,000	$ 240,000,000
Offering costs													17,500,000	17,500,000
Deferred underwriting commissions													$ 12,000,000	$ 12,000,000
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Common stock, par value (in Dollars per share)															$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Business combination days										May 07, 2023
Deposited amount										$ 80,000
Deposited into the trust account					$ 20,000	$ 20,000	$ 20,000
Subsequent Event [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Trust account											$ 28,744,831	$ 28,744,831
Common stock redeemed (in Shares)											21,151,393
Authorized Management [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Deposited amount										80,000
Management [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Deposited amount										$ 80,000
Forecast [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Interest to pay dissolution expenses, maximum	$ 100,000
Deposited into the trust account			$ 20,000	$ 20,000
Forecast [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Deposited into the trust account		$ 20,000
Sponsor [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Aggregate principal amount																			$ 480,000
Sponsor [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Percentage of public shares																	20.00%
Sponsor [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Percentage of public shares.																	100.00%
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) - Part 1 [Line Items]
Private placement warrant issued (in Shares)																	1,200,000				1,200,000